Stockholders' Equity - Additional Information (Detail) - USD ($)							1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2018	Mar. 07, 2018	Dec. 11, 2017	Mar. 07, 2017	Jan. 27, 2017	Dec. 22, 2016	Oct. 31, 2015	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized									10,000,000	10,000,000
Proceeds from issuance of common stock										$ 10,000,000
Stock-based compensation expense									$ 988,000	$ 1,000,000
Expected dividend yield									0.00%	0.00%
Weighted average grant date fair value per option granted (in dollars per share)									$ 1.08	$ 1.88
Future stock-based compensation for unvested employee options granted and outstanding									$ 1,200,000
Stock options outstanding, intrinsic value									$ 71,000
Number of shares available for issuance under the plan on the first day of each year									31,755,169	19,238,972
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share)							$ 12.30
Number of common stock purchased upon issuance of warrants							586,182
Warrants outstanding (in shares)							256,064
Warrants term							5 years
Warrants expiration date							Oct. 15, 2020
Liquidated damages amount percent of VWAP (percent)							1.00%
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share)									$ 24.35
Warrants outstanding (in shares)									102,070
Warrants term									10 years
Warrants expiration period									2024-11
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share)									$ 35.70
Warrants outstanding (in shares)									16,500
Warrants term									10 years
Warrants expiration period									2024-11
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant									27,967
Percentage of outstanding stock maximum									1.00%
Number of shares available for issuance under the plan on the first day of each year									55,936
Discontinued Operations, Held-for-sale [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 76,000	$ 120,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest of voting rights of all classes of stock (percent)									10.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years
Number of shares available for grant									1,150,961	1,666,602	191,770
Income tax benefits recognized from stock-based compensation									$ 0	$ 0
Number of options granted									756,086	622,755
Expected dividend yield									0.00%
Future stock-based compensation, requisite service period									2 years 6 months
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value									110.00%
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option									10 years
ISOs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option									5 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 159,000
Stock units granted									99,217
Vesting percentage									100.00%
Equity Unit Purchase Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of newly issued	10,272,375		8,141,116
Price per unit	$ 1.61		$ 1.84
Gross Proceeds from issuance of units	$ 16,500,000		$ 15,000,000
Common Stock [Member] | Equity Unit Purchase Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant to call common stock	0.05		0.74
Exercise price of warrants (in dollars per share)	$ 2.00		$ 2.00
Number of common stock purchased upon issuance of warrants	513,617		6,024,425
Warrants Issued in 2009 to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share)									$ 108.00
Warrants outstanding (in shares)									1,851
Warrants term									10 years
Warrants expiration period									2019-01
Aspire Capital Fund, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum commitment under stock purchase agreement					$ 17,000,000
Purchase agreement term					30 months
Proceeds from issuance of common stock					$ 2,000,000
Essentialis, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of financing needed						$ 8,000,000
Common stock shares issued in acquisition (shares)				3,783,388
Indemnification claims period				1 year
Contingent consideration potential additional shares issuable if milestones are reached (shares)								903,367
Maximum total common stock issuable in acquisition (in shares)				4,867,422
Essentialis, Inc. [Member] | Indemnification Claims [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued in acquisition (shares)		180,667		180,667
Essentialis, Inc. [Member] | Earnout Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum potential cash earnout payments				$ 30,000,000
Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized									13,780	13,780
Preferred stock shares issued									0	4,571		13,780
Preferred stock, shares outstanding									0	4,571